RISK MANAGEMENT (Details 8) - Liquidity Risk [Member] - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total liquidity portfolio		$ 3,522,919	$ 4,931,466
Trading investments [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio		485,736	396,987
Available for sale investments [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio		2,574,546	3,388,906
Encumbered Assets (Net) [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio	[1]	(268,330)	(205,703)
Net Cash [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio	[2]	(37,628)	16,259
Net Interbank Deposits [Member]
Disclosure of financial assets [line items]
Total liquidity portfolio	[3]	$ 768,595	$ 1,335,017

[1]	Assets encumbered through repurchase agreements are deducted from the liquidity portfolio.
[2]	Cash minus reserve requirements. As is presented in Note 4 the reserve requirements are established by the monthly average reserves that the Bank must maintain in accordance with regulation governing minimum reserves.
[3]	Includes overnight deposits in Central Bank, domestic banks and foreign banks.